REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue
REVENUE

NOTE 16 – REVENUE

The Company determined that the majority of the Company’s revenue earned from its two reporting segments is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have a significant financing component or payment terms, and the Company does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. The Company’s operating segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of our products and customers are essentially the same. Furthermore, the Company regularly reviews disaggregated revenue by source for evaluating the financial performance of its operations and making resource decisions. The Company’s revenue is broken down by the following:

●	Distributors – revenue derived from direct sales to distributors for resale of its products: Kona Gold hemp-infused energy drinks, HighDrate CBD-infused energy waters, and Storm CBD-infused water.
●	Amazon Sales – revenue derived from customer purchases through Amazon.com of our Kona Gold hemp-infused energy drinks.
●	Online Sales – revenue derived from customer purchases through the Company’s websites: KonaGoldHemp.com and HighDrateMe.com of the following products: Kona Gold hemp-infused energy drinks and apparel, HighDrate CBD-infused energy waters, and Storm CBD-infused water.
●	Gold Leaf Distribution – revenue derived from Gold Leaf, which is the Company’s wholly-owned subsidiary, that focuses on the distribution of premium beverages and snacks in key markets. These markets include over 500 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. Gold Leaf’s product line includes alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings.
●	Shipping – revenue derived from shipping from direct sales of the Company’s product through KonaGoldHemp.com and HighDrateMe.com.
●	Sales Returns and Allowances – the amount reduced from all revenue sources to allow for product returns.

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Years Ended December 31,
	2019	2020
Revenue Source	Revenue	Revenue	% Change
Distributors	$1,315,007	$438,745	(67)%
Amazon	133,787	87,965	(34)%
Online Sales	93,124	55,190	(41)%
Gold Leaf Distribution	70,555	332,371	371%
Shipping	70,339	24,663	(65)%
Sales Returns and Allowances	(51,159)	(28,707)	(44)%
Net Revenues	$1,631,653	$910,227	(44)%

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Years Ended December 31,
Revenues	2019	2020
Distributors and Resellers	81%	48%
Amazon	8%	10%
Online Sales	6%	6%
Gold Leaf Distribution	4%	37%
Shipping	4%	3%
Sales Returns, and Allowances	(3)%	(3)%

REVENUE

NOTE 17 – REVENUE

The Company determined that the majority of the Company’s revenue earned from its two reporting segments is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have a significant financing component or payment terms, and the Company does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. The Company’s operating segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of our products and customers are essentially the same. Furthermore, the Company regularly reviews disaggregated revenue by source for evaluating the financial performance of its operations and making resource decisions. The Company’s revenue is broken down by the following:

●	Distributors – revenue derived from direct sales to distributors for resale of its products: Kona Gold hemp-infused energy drinks, HighDrate CBD-infused energy waters, Storm CBD-infused water, and Ooh La Lemin lemonade beverages.
●	Amazon Sales – revenue derived from customer purchases through Amazon.com of our Kona Gold hemp-infused energy drinks.
●	Online Sales – revenue derived from customer purchases through the Company’s websites: KonaGoldHemp.com, HighDrateMe.com, and drinklemin.com of the following products: Kona Gold hemp-infused energy drinks and apparel, HighDrate CBD-infused energy waters, Storm CBD-infused water, and Ooh La Lemin lemonade beverages.
●	Gold Leaf Distribution – revenue derived from Gold Leaf, which is the Company’s wholly-owned subsidiary, that focuses on the distribution of premium beverages and snacks in key markets. These markets include over 600 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. Gold Leaf’s product line includes alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings.
●	Shipping – revenue derived from shipping from direct sales of the Company’s product through KonaGoldHemp.com, HighDrateMe.com, and drinklemin.com.
●	Sales Returns and Allowances – the amount reduced from all revenue sources to allow for product returns.

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Three Months Ended June 30,
	2020	2021
Revenue Source	Revenue	Revenue	% Change

Distributors	$98,249	$414,937	322%
Amazon	46,078	39,256	(15)%
Online Sales	15,663	21,843	39%
Gold Leaf Distribution	68,436	328,848	381%
Shipping	5,218	5,725	10%
Sales Returns and Allowances	(6,600)	(19,800)	200%
Net Revenues	$227,044	$790,809	248%

	Six Months Ended June 30,
	2020	2021
Revenue Source	Revenue	Revenue	% Change

Distributors	$235,198	$672,873	186%
Amazon	60,479	77,759	29%
Online Sales	26,687	40,047	50%
Gold Leaf Distribution	123,138	509,130	313%
Shipping	10,225	10,588	(4)%
Sales Returns and Allowances	(13,400)	(57,417)	328%
Net Revenues	$442,327	$1,252,980	183%

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Three Months Ended June 30,
Revenues	2020	2021
Distributors and Resellers	43%	5%
Amazon	20%	5%
Online Sales	7%	3%
Gold Leaf Distribution	30%	42%
Shipping	2%	1%
Sales Returns, and Allowances	(3)%	(3)%

	Six Months Ended June 30,
Revenues	2020	2021
Distributors and Resellers	53%	54%
Amazon	14%	6%
Online Sales	6%	3%
Gold Leaf Distribution	28%	41%
Shipping	2%	1%
Sales Returns, and Allowances	(3)%	(5)%